Average Annual Total Returns		12 Months Ended	25 Months Ended
	Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Treasury Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Treasury Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		6.32%	4.55%
Bloomberg Short Treasury Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Short Treasury Total Return Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		4.31%	4.82%
Verity U.S. Treasury Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		4.62%	4.03%
Performance Inception Date	Dec. 01, 2023
Verity U.S. Treasury Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		3.16%	2.48%
Verity U.S. Treasury Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		2.72%	2.41%